Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Income Tax - Schedule Of Income Tax Reconciliation
Schedule of Income Tax
in EUR thousands	2019	2018	2017
Deferred taxes	(2,606)	10,400	-
Actual income taxes	25	(9)	-
Income tax	(2,581)	10,391	-